Financial result (Tables)	12 Months Ended
Dec. 31, 2025
Financial result
Financial result
	2025	2024	2023
Financial income:
Interest on financial investments	731,698	514,460	518,607
Interest from customers	168,348	173,184	127,562
Update of subscription warrants (see Note 19)	‐	31,657	‐
Selic interest on PIS/COFINS credits (a)	636,946	57,839	132,257
Other finance income	43,850	103,934	102,458
	1,580,842	881,074	880,884
Financial expenses:
Interest on loans, financing and financial instruments	(2,254,249)	(1,235,748)	(1,482,183)
Interest on leases payable	(153,247)	(133,767)	(143,005)
Update of subscription warrants (see Note 19)	(14,317)	‐	(45,084)
Bank charges, financial transactions tax, and other taxes	(151,987)	(151,518)	(156,481)
Foreign exchange variations, net of gain (loss) on derivative financial instruments	(81,131)	(280,861)	38,161
Update of provisions and other expenses	(93,265)	(11,114)	(91,422)
	(2,748,196)	(1,813,008)	(1,880,014)
Total	(1,167,354)	(931,934)	(999,130)

(a)	Include the result of financial income arising from extemporaneous credits recognized in the year 2025 of R$ 480,318, see Note 7.